Income Taxes - Schedule of Amounts of Tax Pools Available, Including Tax Losses (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts of tax pools available, including tax losses	$ 17,682	$ 9,657
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts of tax pools available, including tax losses	11,167	6,540
United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts of tax pools available, including tax losses	5,915	3,117
Asia Pacific
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts of tax pools available, including tax losses	$ 600	$ 0